TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (7,018)	$ (7,987)	$ (16,508)
Theoretical tax income computed at the Israeli statutory tax rate (23%, 23% and 24% for the years 2019, 2018 and 2017, respectively)	(1,614)	(1,837)	(3,962)
Changes in valuation allowance	951	1,189	8,946
Increase in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax		659	(5,376)
Previous years
Write off of prepaid and withholding taxes	1,536	1,828	909
Foreign tax rates differences related to subsidiaries	44	50	(48)
Non-deductible expenses and other	327	65	684
Non-deductible share-based compensation expense	397	474	411
Income tax expense	$ 1,641	$ 2,428	$ 1,564
Israeli Income tax rate	23.00%	23.00%	24.00%